Accrued expenses and other payables	12 Months Ended
Mar. 31, 2015
Accrued expenses and other payables
Accrued expenses and other payables

12Accrued expenses and other payables

Accrued expenses and other payables consist of the following:

		March 31,
	Note	2014	2015	2015
		RMB	RMB	US$

Insurance premium received on behalf of insurance company	(i)	15,292	20,035	3,233
Other tax payables		3,927	3,312	534
Accrued salaries, bonus and welfare expenses		23,005	21,026	3,392
Accrued consultancy and professional fees		3,599	3,287	530
Accrued interest on convertible notes	(ii)	26,188	26,017	4,197
Payable for property, plant and equipment		15,969	694	112
Other payables	(iii)	14,579	13,010	2,099

Total accrued expenses and other payables		102,559	87,381	14,097

Notes:

(i)

The Group has an agreement with an insurance company under which the Group is granted the authority to collect insurance premiums on behalf of the insurance company from customers who store umbilical cord blood in the Group’s cord blood bank and are enrolled in the insurance scheme offered by the insurance company. The insurance premiums amount collected and payable over one year are recorded in other non-current liabilities in the consolidated balance sheets.

(ii)

Accrued interest on convertible notes represents the interest accrued based on coupon interest rate of 7% of outstanding principle of convertible notes, which is to be settled annually on April 27 (Note 14).

(iii)	Other payables mainly include fee refundable to customers whose cord blood unit does not qualify for subsequent storage and other operating procurement payables.